STOCK WARRANTS (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 08, 2015
Class of Warrant or Right [Line Items]
Common stock, shares issued (in shares)	13,724,756		13,724,756	13,700,862
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)					$ 1.50
Common stock, shares issued (in shares)	9,300,000				9,313,800
Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	21,042,000		21,042,000
Exercise Price (in dollars per share)			$ 12.00	$ 12.00
Remaining Life			2 years 9 months	3 years 9 months
Fair value of warrants outstanding	$ 104,000		$ 601,000	$ 4,100,000
Increase (decrease) in the fair value of warrants	$ (497,000)	$ 1,800,000	$ 3,500,000	$ 201,000
Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Change in exercise price of warrants (in dollars per share)	$ 6.00		$ 6.00
Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Change in exercise price of warrants (in dollars per share)	$ 9.00		$ 9.00
Registered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	15,375,000		15,375,000
Exercise Price (in dollars per share)	$ 12.0		$ 12.00
Remaining Life	2 years 6 months		2 years 9 months
Term of warrants	5 years		5 years
Redemption price (in dollars per share)	$ 0.01		$ 0.01
Common stock benchmark trading price, Minimum (in dollars per share)	$ 17.50		$ 17.50
Trading period to trigger redemption, Minimum	20 days		20 days
Benchmark trading period	30 days		30 days
Sponsor Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	3,817,000		3,817,000
Exercise Price (in dollars per share)	$ 12.0		$ 12.00
Remaining Life	2 years 6 months		2 years 9 months
Unregistered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,850,000		1,850,000
Exercise Price (in dollars per share)	$ 12.0		$ 12.00
Remaining Life	2 years 6 months		2 years 9 months